CONTINGENCIES (Details)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Mar. 17, 2021 USD ($) shares	Jul. 02, 2023 CNY (¥)	Jul. 02, 2023 USD ($)
Lawsuit with United States District Court of the Southern District of New York
CONTINGENCIES
Number of ordinary share in each unit			1,960,784
Number of shares per unit			1
Number of warrants per unit			1
Number of shares issuable per warrant			1.5
Aggregate purchase price | $			$ 10,000,000
Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Bank amount of reserved by court				¥ 171,477.98	$ 24,152.17
Shenzhen Pusi Technology Co., Ltd | Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Sought recovery of outstanding service fee	¥ 160,964.7	$ 23,291.59